UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

December 31, 2017

TP1-QTLY-0218
1.811341.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.9%
General Motors Co. 3.5% 10/2/18	$6,330,000	$6,395,813
General Motors Financial Co., Inc.:
3.15% 1/15/20	10,728,000	10,848,609
3.25% 5/15/18	3,325,000	3,337,486
3.5% 7/10/19	7,458,000	7,569,684
4.25% 5/15/23	3,750,000	3,922,000
4.375% 9/25/21	36,356,000	38,238,495
		70,312,087
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,430,585
3.7% 1/30/26	3,733,000	3,890,258
		5,320,843
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	9,954,426
4.908% 7/23/25	6,415,000	6,818,792
5.375% 5/1/47	9,289,000	9,516,653
6.484% 10/23/45	2,345,000	2,732,012
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,678,211
4.5% 9/15/42	1,585,000	1,485,875
5.5% 9/1/41	2,836,000	2,953,751
6.55% 5/1/37	12,789,000	15,031,109
7.3% 7/1/38	4,675,000	5,856,143
8.25% 4/1/19	13,760,000	14,705,380
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,204,241
6.2% 3/15/40	7,609,000	9,413,436
		101,350,029

TOTAL CONSUMER DISCRETIONARY		176,982,959

CONSUMER STAPLES - 2.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	15,148,310
3.3% 2/1/23	16,234,000	16,609,847
3.65% 2/1/26	17,610,000	18,168,588
4.7% 2/1/36	15,370,000	17,236,751
4.9% 2/1/46	17,579,000	20,355,753
		87,519,249
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,252,191
3.875% 7/20/25	6,993,000	7,200,194
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,281,357
3.3% 11/18/21	5,048,000	5,131,712
		20,865,454
Tobacco - 0.7%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,311,626
9.25% 8/6/19	1,502,000	1,665,033
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,206,266
4.25% 7/21/25 (a)	7,942,000	8,325,581
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,782,251
4% 6/12/22	5,439,000	5,682,119
5.7% 8/15/35	2,047,000	2,438,439
6.15% 9/15/43	7,130,000	9,156,886
7.25% 6/15/37	9,291,000	12,877,896
		55,446,097

TOTAL CONSUMER STAPLES		163,830,800

ENERGY - 5.9%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,526,567
Noble Holding International Ltd.:
5.75% 3/16/18	569,000	570,849
7.7% 4/1/25 (b)	3,629,000	3,039,288
8.7% 4/1/45 (b)	3,503,000	2,776,128
		9,912,832
Oil, Gas & Consumable Fuels - 5.8%
Amerada Hess Corp. 7.875% 10/1/29	3,538,000	4,409,580
Anadarko Finance Co. 7.5% 5/1/31	5,962,000	7,650,272
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,490,969
5.55% 3/15/26	4,842,000	5,431,346
6.6% 3/15/46	6,610,000	8,495,503
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,486,265
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	4,155,519
Cenovus Energy, Inc. 4.25% 4/15/27	7,623,000	7,602,514
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,496,000	1,496,880
3.3% 6/1/20	7,369,000	7,473,799
4.5% 6/1/25	2,235,000	2,379,159
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,307,050
5.35% 3/15/20 (a)	4,099,000	4,273,208
DCP Midstream Operating LP:
2.7% 4/1/19	6,241,000	6,201,994
3.875% 3/15/23	9,216,000	9,158,400
5.6% 4/1/44	9,458,000	9,387,065
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,368,130
3.9% 5/15/24 (b)	2,513,000	2,527,715
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	822,157
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,540,214
5.5% 12/1/46	2,804,000	3,368,779
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,248,653
2.55% 10/15/19	1,568,000	1,572,770
3.7% 2/15/26	8,000,000	8,189,480
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,916,800
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	3,091,276
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	44,665,841
5.625% 5/20/43	20,715,000	18,511,753
6.25% 3/17/24	1,950,000	2,068,950
7.25% 3/17/44	14,448,000	15,025,920
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	20,882,000	21,717,280
Petroleos Mexicanos:
3.5% 7/23/20	69,400,000	70,336,900
4.5% 1/23/26	11,975,000	11,953,445
4.625% 9/21/23	10,480,000	10,781,300
4.875% 1/18/24	5,463,000	5,659,395
5.625% 1/23/46	10,000,000	9,255,000
6.375% 1/23/45	21,014,000	21,126,425
6.5% 3/13/27 (a)	6,600,000	7,213,800
6.5% 6/2/41	22,489,000	23,129,937
6.75% 9/21/47 (a)	7,020,000	7,327,827
Phillips 66 Partners LP 2.646% 2/15/20	617,000	616,954
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,636,000	8,685,302
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,988,121
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,203,925
4.55% 6/24/24	24,070,000	24,972,625
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,746,443
4.65% 7/1/26	1,646,000	1,710,613
5.375% 6/1/21	10,236,000	10,853,196
Williams Partners LP:
4% 11/15/21	1,074,000	1,110,575
4.125% 11/15/20	1,086,000	1,127,615
4.3% 3/4/24	5,461,000	5,718,501
		457,553,140

TOTAL ENERGY		467,465,972

FINANCIALS - 12.6%
Banks - 6.9%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (a)	32,172,000	33,813,094
Bank of America Corp.:
3.004% 12/20/23 (a)(b)	3,598,000	3,606,732
3.419% 12/20/28 (a)(b)	3,992,000	3,991,627
3.5% 4/19/26	16,328,000	16,689,394
3.705% 4/24/28 (b)	50,000,000	51,304,894
3.95% 4/21/25	6,208,000	6,418,314
4.25% 10/22/26	7,558,000	7,962,728
5.65% 5/1/18	3,780,000	3,825,100
Barclays PLC:
2.75% 11/8/19	6,297,000	6,310,539
4.375% 1/12/26	7,220,000	7,510,388
Citigroup, Inc.:
3.875% 3/26/25	15,450,000	15,811,720
4.05% 7/30/22	2,408,000	2,505,929
4.3% 11/20/26	17,000,000	17,772,431
5.5% 9/13/25	2,779,000	3,129,931
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,266,357
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	7,046,942
4.3% 12/3/25	14,216,000	14,907,275
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,817,908
3.75% 3/26/25	7,780,000	7,936,775
3.8% 9/15/22	11,780,000	12,149,939
3.8% 6/9/23	12,499,000	12,888,218
Discover Bank 7% 4/15/20	5,075,000	5,531,336
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,139,643
8.25% 3/1/38	1,976,000	3,015,396
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,170,855
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	4,103,328
5.25% 3/14/44	2,847,000	3,335,671
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,354,120
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	5,155,433
JPMorgan Chase & Co.:
2.95% 10/1/26	18,469,000	18,135,903
3.875% 9/10/24	50,822,000	53,002,121
4.125% 12/15/26	32,394,000	34,163,461
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,375,321
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,902,767
Regions Bank 6.45% 6/26/37	7,667,000	9,792,058
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,200,726
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	43,381,146
6% 12/19/23	41,227,000	45,487,465
6.1% 6/10/23	22,609,000	24,892,637
6.125% 12/15/22	11,163,000	12,233,957
Synchrony Bank 3% 6/15/22	6,289,000	6,262,598
		545,302,177
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,033,000	9,131,930
4.25% 2/15/24	3,486,000	3,674,894
Credit Suisse AG 6% 2/15/18	13,023,000	13,082,025
Deutsche Bank AG:
4.25% 10/14/21	2,778,000	2,890,134
4.5% 4/1/25	17,307,000	17,559,986
Deutsche Bank AG London Branch 1.875% 2/13/18	40,527,000	40,520,921
Deutsche Bank AG New York Branch 3.3% 11/16/22	10,792,000	10,735,529
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	27,355,000	27,273,601
5.15% 5/22/45	9,000,000	10,427,773
5.25% 7/27/21	5,219,000	5,655,737
5.75% 1/24/22	5,977,000	6,626,741
6.75% 10/1/37	18,359,000	24,559,564
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,767,924
Lazard Group LLC 4.25% 11/14/20	5,574,000	5,805,338
Moody's Corp.:
3.25% 1/15/28 (a)	3,317,000	3,278,174
4.875% 2/15/24	3,115,000	3,420,926
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,756,987
3.125% 7/27/26	18,543,000	18,284,503
4% 7/23/25	10,033,000	10,502,543
4.875% 11/1/22	27,262,000	29,352,447
5% 11/24/25	15,331,000	16,771,770
5.75% 1/25/21	13,341,000	14,536,905
7.3% 5/13/19	3,747,000	3,994,380
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,235,321
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,646,870
		303,492,923
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,393,000	2,428,264
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,123,420
3.95% 11/6/24	5,006,000	5,112,473
4.1% 2/9/27	6,618,000	6,779,025
5.2% 4/27/22	3,503,000	3,770,050
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,080,554
Hyundai Capital America 2% 3/19/18 (a)	10,511,000	10,507,689
Synchrony Financial:
3% 8/15/19	2,690,000	2,708,447
3.75% 8/15/21	4,062,000	4,164,805
4.25% 8/15/24	4,089,000	4,238,840
		52,913,567
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	7,017,025
Voya Financial, Inc. 3.125% 7/15/24	3,911,000	3,874,950
		10,891,975
Insurance - 1.1%
American International Group, Inc. 3.75% 7/10/25	13,815,000	14,240,271
Aon Corp. 5% 9/30/20	1,574,000	1,676,038
Aon PLC 4% 11/27/23	13,880,000	14,598,510
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	11,559,000	11,428,961
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,835,765
6.5% 3/15/35 (a)	4,626,000	5,973,923
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,162,121
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,471,028
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	15,630,041
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,187,468
4.125% 11/1/24 (a)	3,142,000	3,315,209
Unum Group:
5.625% 9/15/20	3,364,000	3,621,247
5.75% 8/15/42	6,479,000	7,921,677
		91,062,259

TOTAL FINANCIALS		1,003,662,901

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,956,810
Health Care Providers & Services - 0.8%
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,392,823
4.25% 10/15/19	4,510,000	4,605,838
4.75% 5/1/23	360,000	370,800
5.875% 3/15/22	430,000	460,100
6.5% 2/15/20	38,271,000	40,567,260
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,167,917
		60,564,738
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,026,716
Pharmaceuticals - 0.6%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,561,142
3.45% 3/15/22	11,300,000	11,480,096
Mylan NV:
2.5% 6/7/19	5,537,000	5,530,781
3.15% 6/15/21	11,288,000	11,349,915
3.95% 6/15/26	3,635,000	3,664,476
Perrigo Finance PLC 3.5% 12/15/21	767,000	781,018
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,242,000	4,787,922
3.15% 10/1/26	4,467,000	3,687,164
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,222,383
		50,064,897

TOTAL HEALTH CARE		114,613,161

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	349,447	358,184
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	184,408	186,252
8.36% 1/20/19	1,039,666	1,060,459
		1,604,895
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,897,741
3% 9/15/23	1,596,000	1,583,384
3.375% 6/1/21	3,658,000	3,736,249
3.75% 2/1/22	7,687,000	7,941,560
3.875% 4/1/21	5,784,000	5,990,384
4.25% 9/15/24	6,449,000	6,765,863
4.75% 3/1/20	6,486,000	6,786,760
		36,701,941
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,176,290

TOTAL INDUSTRIALS		41,483,126

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,838,760
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,666,707
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,767,116
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,305,955
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,325,000	2,327,534
4.5% 8/1/47 (a)	2,360,000	2,536,150
		10,936,755

TOTAL MATERIALS		12,603,462

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,605,654
4.6% 4/1/22	1,840,000	1,953,641
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,653,073
American Tower Corp. 2.8% 6/1/20	14,800,000	14,891,299
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,214,032
4.25% 1/15/24	5,830,000	6,127,433
Corporate Office Properties LP 5% 7/1/25	4,995,000	5,334,217
DDR Corp.:
3.5% 1/15/21	21,013,000	21,329,149
3.625% 2/1/25	4,232,000	4,161,818
3.9% 8/15/24	1,037,000	1,044,467
4.25% 2/1/26	2,872,000	2,921,719
4.625% 7/15/22	3,879,000	4,089,279
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,053,260
4.375% 6/15/22	13,137,000	13,919,949
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,682,413
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,931,937
4.75% 7/15/20	3,181,000	3,352,896
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,887,995
Health Care REIT, Inc. 2.25% 3/15/18	2,380,000	2,380,919
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,737,572
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,759,029
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	12,938,643
4.5% 1/15/25	4,308,000	4,304,011
4.5% 4/1/27	26,195,000	25,624,004
4.75% 1/15/28	8,836,000	8,756,276
4.95% 4/1/24	2,418,000	2,525,574
5.25% 1/15/26	9,242,000	9,574,941
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,649,401
5% 12/15/23	1,288,000	1,342,474
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,146,069
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,999,285
4.6% 4/1/24	14,578,000	15,229,009
		208,121,438
Real Estate Management & Development - 1.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,585,000	7,736,827
3.95% 11/15/27	4,992,000	4,953,568
4.1% 10/1/24	7,694,000	7,819,024
4.55% 10/1/29	8,071,000	8,248,714
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	21,554,822
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,759,580
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,476,175
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,788,824
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,752,922
3.375% 6/15/23	3,033,000	3,072,859
4.125% 6/15/22	2,690,000	2,824,969
4.75% 10/1/20	4,767,000	5,013,739
Mack-Cali Realty LP:
3.15% 5/15/23	10,776,000	10,020,786
4.5% 4/18/22	11,607,000	11,628,374
Mid-America Apartments LP 4% 11/15/25	1,859,000	1,925,085
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,104,845
Tanger Properties LP:
3.125% 9/1/26	3,700,000	3,520,983
3.75% 12/1/24	5,090,000	5,115,420
3.875% 12/1/23	3,062,000	3,120,622
3.875% 7/15/27	10,856,000	10,838,730
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,879,509
3.5% 2/1/25	2,171,000	2,186,673
4.125% 1/15/26	2,587,000	2,699,357
4.375% 2/1/45	1,297,000	1,335,243
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,226,633
		144,604,283

TOTAL REAL ESTATE		352,725,721

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,350,790
3.6% 2/17/23	9,669,000	9,889,729
4.5% 3/9/48	20,000,000	18,722,988
5.875% 10/1/19	5,356,000	5,674,057
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	331,397
CenturyLink, Inc. 6.15% 9/15/19	3,031,000	3,137,085
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,678,808
4.522% 9/15/48	4,070,000	4,003,861
5.012% 4/15/49	24,694,000	25,875,586
		93,664,301
UTILITIES - 1.6%
Electric Utilities - 1.1%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,936,919
6.4% 9/15/20 (a)	11,762,000	12,861,360
FirstEnergy Corp.:
4.25% 3/15/23	28,183,000	29,431,925
7.375% 11/15/31	10,199,000	13,750,613
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	5,168,825
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,000,000	13,130,000
3.7% 9/1/24 (a)	2,954,000	2,950,656
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	631,363
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,737,532
		83,599,193
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,651,179
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,741,041
2.7% 6/15/21	1,721,000	1,716,636
		3,457,677
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	21,923,000	20,635,024
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	5,100,000	4,998,000
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,658,500
6.5% 12/15/20	2,803,000	3,102,713
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	3,850,000	3,722,527
		42,116,764

TOTAL UTILITIES		130,824,813

TOTAL NONCONVERTIBLE BONDS
(Cost $2,485,884,828)		2,565,695,976

U.S. Government and Government Agency Obligations - 42.8%
U.S. Treasury Inflation-Protected Obligations - 8.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$152,251,218	$153,437,671
1% 2/15/46	71,695,047	76,797,456
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	70,845,364	70,712,831
0.125% 4/15/20	73,415,010	73,300,060
0.375% 7/15/25	332,719,983	333,586,622

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		707,834,640

U.S. Treasury Obligations - 33.9%
U.S. Treasury Bonds:
2.5% 2/15/46 (d)(e)	98,520,000	93,645,566
3% 11/15/45	97,742,000	102,536,163
3% 2/15/47	140,439,000	147,534,273
U.S. Treasury Notes:
0.75% 9/30/18	321,995,000	319,701,578
1.25% 10/31/21	466,359,000	451,756,316
1.75% 6/30/22	1,302,012,000	1,278,336,069
2% 11/15/26	42,703,000	41,314,599
2.125% 7/31/24	96,039,000	94,876,421
2.125% 11/30/24	25,158,000	24,821,751
2.25% 10/31/24	19,245,000	19,151,691
2.25% 12/31/24	59,851,000	59,513,752
2.375% 5/15/27	65,000,000	64,794,777

TOTAL U.S. TREASURY OBLIGATIONS		2,697,982,956

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,414,044,773)		3,405,817,596

U.S. Government Agency - Mortgage Securities - 19.2%
Fannie Mae - 10.1%
12 month U.S. LIBOR + 1.479% 3.197% 5/1/33 (b)(c)	6,706	6,937
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(c)	59,875	61,503
12 month U.S. LIBOR + 1.650% 3.362% 7/1/35 (b)(c)	254,305	265,370
12 month U.S. LIBOR + 1.728% 3.418% 11/1/36 (b)(c)	516,230	537,260
12 month U.S. LIBOR + 1.745% 3.398% 7/1/35 (b)(c)	64,927	67,586
12 month U.S. LIBOR + 1.878% 3.561% 3/1/36 (b)(c)	196,945	207,389
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (b)(c)	64,591	66,988
12 month U.S. LIBOR + 1.906% 3.688% 5/1/36 (b)(c)	233,761	246,291
6 month U.S. LIBOR + 1.313% 2.747% 5/1/34 (b)(c)	461,202	469,182
6 month U.S. LIBOR + 1.383% 2.752% 9/1/33 (b)(c)	347,607	353,990
6 month U.S. LIBOR + 1.535% 2.93% 12/1/34 (b)(c)	49,730	51,018
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (b)(c)	26,739	27,429
6 month U.S. LIBOR + 2.460% 3.875% 3/1/36 (b)(c)	215,722	229,067
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	22,782	24,075
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.034% 8/1/36 (b)(c)	999,369	1,058,497
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (b)(c)	41,807	44,156
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.414% 5/1/35 (b)(c)	95,890	101,822
2.5% 10/1/31 to 8/1/43	21,588,247	21,346,173
2.5% 1/1/33 (f)	24,100,000	24,071,919
3% 8/1/27 to 1/1/47	272,891,296	274,986,121
3% 1/1/33 (f)	26,600,000	27,098,263
3.5% 12/1/25 to 5/1/47	127,019,451	131,176,977
3.5% 1/1/48 (f)	15,700,000	16,125,800
3.5% 1/1/48 (f)	77,300,000	79,396,453
4% 11/1/31 to 10/1/47	117,445,126	123,659,678
4.5% 7/1/33 to 2/1/45	21,943,950	23,543,730
5% 10/1/21 to 11/1/44	30,298,295	32,822,779
5.5% 2/1/18 to 9/1/41	18,026,351	20,036,131
6% 7/1/19 to 1/1/42	24,778,553	27,822,728
7% 3/1/23 to 6/1/32	832,497	942,847
7.5% 2/1/22 to 11/1/31	724,738	837,810
8% 6/1/29	579	686

TOTAL FANNIE MAE		807,686,655

Freddie Mac - 5.0%
12 month U.S. LIBOR + 1.800% 3.55% 5/1/35 (b)(c)	247,123	259,221
6 month U.S. LIBOR + 1.655% 3.147% 4/1/35 (b)(c)	247,390	256,414
6 month U.S. LIBOR + 2.755% 4.205% 10/1/35 (b)(c)	87,999	93,443
U.S. TREASURY 1 YEAR INDEX + 2.248% 2.972% 1/1/35 (b)(c)	26,843	28,199
2.5% 7/1/31	2,561,449	2,564,068
3% 10/1/28 to 1/1/47	94,074,041	94,910,119
3.5% 6/1/27 to 9/1/46	133,625,682	138,244,745
3.5% 8/1/47	16,443,503	16,897,174
4% 6/1/24 to 4/1/46	81,723,667	86,080,070
4.5% 7/1/25 to 10/1/41	20,965,578	22,494,766
5% 4/1/38 to 7/1/41	11,963,913	13,095,431
5.5% 11/1/33 to 6/1/41	16,423,615	18,236,140
6% 7/1/37 to 8/1/37	535,733	605,088
6.5% 9/1/39	848,769	967,467
7.5% 9/1/18 to 6/1/32	275,147	314,047
8% 7/1/25 to 4/1/27	13,187	15,177
8.5% 6/1/20 to 5/1/22	1,042	1,127

TOTAL FREDDIE MAC		395,062,696

Ginnie Mae - 4.1%
3.5% 1/15/41 to 10/20/46	86,718,191	89,996,031
4.5% 5/15/39 to 5/20/41	28,968,037	30,981,478
5% 3/15/39 to 9/15/41	4,956,992	5,400,226
5.5% 3/15/38 to 12/15/38	878,149	989,981
7% 6/15/24 to 9/15/32	1,748,619	2,028,646
7.5% 3/15/22 to 8/15/28	380,660	426,888
8% 4/15/24 to 12/15/25	37,583	42,331
8.5% 8/15/29 to 11/15/31	58,222	69,078
3% 12/20/42 to 2/20/47	120,305,840	121,629,791
3.5% 1/1/48 (f)	7,370,000	7,622,383
4% 9/15/40 to 5/20/47	66,400,494	69,944,133

TOTAL GINNIE MAE		329,130,966

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,537,804,917)		1,531,880,317

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.2571% 4/25/35 (b)(c)	$431,966	$431,346
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.977% 6/15/32 (a)(b)(c)(g)	3,024,323	1,825,817
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6021% 12/25/33 (b)(c)	21,601	21,144
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.3771% 4/25/34 (b)(c)	58,421	54,281
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.3321% 3/25/34 (b)(c)	31,145	29,761
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7121% 5/25/36 (b)(c)	699,379	268,490
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	13,213,000	13,646,030
Class AA, 2.487% 12/16/41 (a)	3,136,146	3,107,047
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,027,032
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.4686% 12/25/36 (b)(c)	1,172,000	988,897
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8021% 3/25/32 (b)(c)	16,339	16,922
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0071% 4/25/34 (b)(c)	33,248	31,901
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.3471% 6/25/34 (b)(c)	49,003	49,190
Series 2004-7 Class AF5, 5.868% 1/25/35	652,659	660,379
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%2.0286% 12/25/33 (b)(c)	21,396	20,796
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,849,000	4,863,851
Class A2II, 4.03% 11/20/47 (a)	8,200,000	8,390,232
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.054% 5/28/35 (b)(c)	25,289	24,372
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.7271% 8/25/34 (b)(c)	133,310	128,953
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.3771% 3/25/34 (b)(c)	1,134	1,011
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,968,010
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.5721% 1/25/35 (b)(c)	225,345	178,172
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	195,153	186,043
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,242,207	6,210,247
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.6475% 8/25/33 (b)(c)	445,203	450,171
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.8421% 8/25/33 (b)(c)	209,292	206,927
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.7421% 1/25/37 (b)(c)	752,432	519,647
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 2.6771% 7/25/33 (b)(c)	1,751,360	1,752,390
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5271% 7/25/34 (b)(c)	12,207	12,035
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.4375% 4/25/37 (b)(c)	1,424	877
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.0721% 6/25/35 (b)(c)	339,772	329,677
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.2321% 8/25/34 (b)(c)	37,283	36,133
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.7271% 7/25/34 (b)(c)	91,609	90,139
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4271% 9/25/34 (b)(c)	108,492	109,411
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2121% 1/25/35 (b)(c)	65,815	64,412
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.0621% 9/25/35 (b)(c)	928,000	921,048
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	300,428	302,977
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	444,000	402,193
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.3521% 4/25/33 (b)(c)	3,323	3,065
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	39,184	39,144
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.2771% 9/25/34 (b)(c)	21,036	20,648
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	18,730	17,939
TOTAL ASSET-BACKED SECURITIES
(Cost $58,651,084)		58,408,757

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4079% 2/25/37 (b)(c)	174,969	172,539
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (b)(c)	628,202	621,334
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.5961% 6/10/35 (a)(b)(c)	62,039	44,612
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	11,000	10,868

TOTAL PRIVATE SPONSOR		849,353

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	869,088	911,337
Series 1999-57 Class PH, 6.5% 12/25/29	941,282	1,056,841

TOTAL U.S. GOVERNMENT AGENCY		1,968,178

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,532,912)		2,817,531

Commercial Mortgage Securities - 0.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8372% 2/14/43 (b)(h)	134,667	1,204
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 1 month U.S. LIBOR + 2.050% 3.3889% 5/15/32 (a)(b)(c)	4,902,000	4,913,024
Class D, 1 month U.S. LIBOR + 2.900% 4.2389% 5/15/32 (a)(b)(c)	3,103,000	3,110,528
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8271% 12/25/33 (a)(b)(c)	12,268	12,136
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.9521% 11/25/35 (a)(b)(c)	98,241	94,526
Class M2, 1 month U.S. LIBOR + 0.490% 2.0421% 11/25/35 (a)(b)(c)	21,426	20,388
Class M3, 1 month U.S. LIBOR + 0.510% 2.0621% 11/25/35 (a)(b)(c)	19,204	18,034
Class M4, 1 month U.S. LIBOR + 0.600% 2.1521% 11/25/35 (a)(b)(c)	23,965	22,530
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.9421% 1/25/36 (a)(b)(c)	355,156	332,730
Class B1, 1 month U.S. LIBOR + 1.400% 2.9521% 1/25/36 (a)(b)(c)	15,017	11,683
Class M1, 1 month U.S. LIBOR + 0.450% 2.0021% 1/25/36 (a)(b)(c)	114,633	106,661
Class M2, 1 month U.S. LIBOR + 0.470% 2.0221% 1/25/36 (a)(b)(c)	34,286	31,635
Class M3, 1 month U.S. LIBOR + 0.500% 2.0521% 1/25/36 (a)(b)(c)	50,217	45,923
Class M4, 1 month U.S. LIBOR + 0.610% 2.1621% 1/25/36 (a)(b)(c)	26,147	23,433
Class M5, 1 month U.S. LIBOR + 0.650% 2.2021% 1/25/36 (a)(b)(c)	26,147	19,886
Class M6, 1 month U.S. LIBOR + 0.700% 2.2521% 1/25/36 (a)(b)(c)	27,879	21,347
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5979% 4/25/36 (a)(b)(c)	52,457	49,855
Class M6, 1 month U.S. LIBOR + 0.640% 1.8779% 4/25/36(a)(b)(c)	17,657	16,318
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/36 (a)(b)(c)	44,936	42,129
Class M2, 1 month U.S. LIBOR + 0.330% 1.8821% 7/25/36 (a)(b)(c)	31,671	29,604
Class M3, 1 month U.S. LIBOR + 0.350% 1.9021% 7/25/36 (a)(b)(c)	24,873	23,180
Class M4, 1 month U.S. LIBOR + 0.420% 1.9721% 7/25/36 (a)(b)(c)	16,748	15,574
Class M5, 1 month U.S. LIBOR + 0.470% 2.0221% 7/25/36 (a)(b)(c)	20,561	19,058
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.9821% 10/25/36 (a)(b)(c)	14,753	11,871
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5986% 12/25/36 (a)(b)(c)	786,692	723,967
Class M1, 1 month U.S. LIBOR + 0.290% 1.6186% 12/25/36 (a)(b)(c)	56,810	44,993
Class M2, 1 month U.S. LIBOR + 0.310% 1.6386% 12/25/36 (a)(b)(c)	36,062	28,403
Class M3, 1 month U.S. LIBOR + 0.340% 1.6686% 12/25/36 (a)(b)(c)	36,556	26,995
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8221% 3/25/37 (a)(b)(c)	146,198	135,876
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5079% 7/25/37 (a)(b)(c)	634,010	605,262
Class A2, 1 month U.S. LIBOR + 0.320% 1.5579% 7/25/37 (a)(b)(c)	593,918	561,907
Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 7/25/37 (a)(b)(c)	198,765	162,135
Class M2, 1 month U.S. LIBOR + 0.410% 1.6479% 7/25/37 (a)(b)(c)	76,448	62,491
Class M3, 1 month U.S. LIBOR + 0.490% 1.7279% 7/25/37 (a)(b)(c)	61,299	49,293
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	213,768	199,486
Class M1, 1 month U.S. LIBOR + 0.310% 1.5479% 7/25/37 (a)(b)(c)	111,870	104,420
Class M2, 1 month U.S. LIBOR + 0.340% 1.5779% 7/25/37 (a)(b)(c)	118,679	110,240
Class M3, 1 month U.S. LIBOR + 0.370% 1.6079% 7/25/37 (a)(b)(c)	194,313	167,111
Class M4, 1 month U.S. LIBOR + 0.500% 1.7379% 7/25/37 (a)(b)(c)	304,723	254,095
Class M5, 1 month U.S. LIBOR + 0.600% 1.8379% 7/25/37 (a)(b)(c)	112,559	87,517
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	6,311,000	6,369,801
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1503% 3/15/28 (a)(b)(c)	1,452,000	1,452,001
Class C, 1 month U.S. LIBOR + 2.250% 3.5003% 3/15/28 (a)(b)(c)	1,415,000	1,415,001
Class D, 1 month U.S. LIBOR + 3.200% 4.4503% 3/15/28 (a)(b)(c)	2,141,000	2,142,328
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	7,520,000	7,606,938
Class CFX, 3.4949% 12/15/34 (a)(b)	6,312,000	6,355,109
Class DFX, 3.4949% 12/15/34 (a)(b)	5,350,000	5,369,414
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	7,491,000	7,447,464
Class B, 4.181% 11/15/34 (a)	2,644,000	2,649,233
Class C, 5.205% 11/15/34 (a)	1,854,000	1,882,483
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $54,462,682)		55,007,220

Municipal Securities - 1.1%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	1,730,000	1,742,127
4.95% 6/1/23	11,575,000	12,078,976
Series 2010-1, 6.63% 2/1/35	11,315,000	12,556,482
Series 2010-3:
6.725% 4/1/35	16,145,000	17,929,668
7.35% 7/1/35	8,115,000	9,382,320
Series 2010-5, 6.2% 7/1/21	3,016,000	3,155,701
Series 2011:
5.665% 3/1/18	7,745,000	7,787,133
5.877% 3/1/19	19,560,000	20,169,490
Series 2013, 3.6% 12/1/19	4,360,000	4,362,006
TOTAL MUNICIPAL SECURITIES
(Cost $88,370,732)		89,163,903

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.625% 1/13/28	$	$
(Cost $15,599,862)	15,661,000	15,731,475

Bank Notes - 1.1%
Capital One NA 2.95% 7/23/21	10,312,000	10,372,382
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,672,846
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,550,364
3.1% 6/4/20	10,724,000	10,850,609
8.7% 11/18/19	1,160,000	1,275,363
KeyBank NA:
2.25% 3/16/20	20,000,000	19,940,206
6.95% 2/1/28	850,000	1,073,635
PNC Bank NA 2.3% 6/1/20	3,650,000	3,646,170
Regions Bank 7.5% 5/15/18	18,822,000	19,198,856
TOTAL BANK NOTES
(Cost $83,734,281)		84,580,431
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.36% (i)
(Cost $323,418,688)	323,359,712	323,424,384
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $8,064,504,759)		8,132,527,590
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(167,994,417)
NET ASSETS - 100%		$7,964,533,173

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 1/1/33	$(400,000)	$(399,534)
3% 1/1/48	(9,800,000)	(9,803,482)
TOTAL TBA SALE COMMITMENTS
(Proceeds $10,207,188)		$(10,203,016)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$8,098	$162	$0	$162

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,887,827 or 3.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,753.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,901.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$426,554
Total	$426,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,565,695,976	$--	$2,565,695,976	$--
U.S. Government and Government Agency Obligations	3,405,817,596	--	3,405,817,596	--
U.S. Government Agency - Mortgage Securities	1,531,880,317	--	1,531,880,317	--
Asset-Backed Securities	58,408,757	--	56,582,940	1,825,817
Collateralized Mortgage Obligations	2,817,531	--	2,817,531	--
Commercial Mortgage Securities	55,007,220	--	55,007,220	--
Municipal Securities	89,163,903	--	89,163,903	--
Foreign Government and Government Agency Obligations	15,731,475	--	15,731,475	--
Bank Notes	84,580,431	--	84,580,431	--
Money Market Funds	323,424,384	323,424,384	--	--
Total Investments in Securities:	$8,132,527,590	$323,424,384	$7,807,277,389	$1,825,817
Derivative Instruments:
Assets
Swaps	$162	$--	$162	$--
Total Assets	$162	$--	$162	$--
Total Derivative Instruments:	$162	$--	$162	$--
Other Financial Instruments:
TBA Sale Commitments	$(10,203,016)	$--	$(10,203,016)	$--
Total Other Financial Instruments:	$(10,203,016)	$--	$(10,203,016)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2017

IPB-QTLY-0218
1.938138.105

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$19,990,116	$22,506,908
2.375% 1/15/25	27,442,231	31,299,837
2.375% 1/15/27	16,083,068	18,836,061
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	51,510,790	51,414,428
0.125% 4/15/20	51,551,662	51,470,943
0.125% 4/15/21	44,824,672	44,669,777
0.125% 1/15/22	41,375,016	41,232,538
0.125% 4/15/22	43,684,178	43,402,084
0.125% 7/15/22	42,675,259	42,647,716
0.125% 1/15/23	42,873,436	42,572,543
0.125% 7/15/24	41,690,963	41,238,616
0.125% 7/15/26	35,254,910	34,486,356
0.25% 1/15/25	41,794,908	41,464,586
0.375% 7/15/23	42,525,050	42,878,967
0.375% 7/15/25	41,743,939	41,852,669
0.375% 1/15/27	34,983,914	34,771,783
0.375% 7/15/27	34,546,414	34,400,078
0.625% 7/15/21	37,484,637	38,226,531
0.625% 1/15/24	42,426,200	43,205,522
0.625% 1/15/26	37,597,544	38,240,768
1.125% 1/15/21	35,312,736	36,384,395
1.25% 7/15/20	30,872,868	31,892,132
1.375% 1/15/20	20,090,445	20,626,897
1.875% 7/15/19	16,564,843	17,086,603
2.125% 1/15/19	14,579,160	14,886,558
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $900,024,696)		901,695,296
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.36% (a)
(Cost $1,901,566)	1,901,186	1,901,566
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $901,926,262)		903,596,862
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,995,812
NET ASSETS - 100%		$906,592,674

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,755
Total	$1,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$901,695,296	$--	$901,695,296	$--
Money Market Funds	1,901,566	1,901,566	--	--
Total Investments in Securities:	$903,596,862	$1,901,566	$901,695,296	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018